Fair Value Measurement - Changes in Fair Value of Financial Assets and Liabilities in Level 3 (Detail) - Level 3 of fair value hierarchy [member] - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2019	Oct. 31, 2018	Jan. 31, 2018
IAS 39 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	$ 0	$ 0	$ 2,395
Closing balances		0
Opening balance	0	0	(614)
Closing balances		0
IAS 39 [member] | Deposits and other liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	0	0	(369)
Closing balances		0
IAS 39 [member] | Interest rate derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	0	0	28
Closing balances		0
IAS 39 [member] | Interest rate derivatives [member] | Derivative liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	0	0	(20)
Closing balances		0
IAS 39 [member] | Credit derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	0	0	130
Closing balances		0
IAS 39 [member] | Credit derivatives [member] | Derivative liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	0	0	(148)
Closing balances		0
IAS 39 [member] | Equity derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	0	0	38
Closing balances		0
IAS 39 [member] | Equity derivatives [member] | Derivative liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	0	0	(77)
Closing balances		0
IAS 39 [member] | Corporate equity [member] | Securities mandatorily measured at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	0	0	32
Closing balances		0
IAS 39 [member] | Corporate equity [member] | Equity securities measured at FVOCI [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	0	0	289
Closing balances		0
IAS 39 [member] | Mortgage and asset backed [member] | Securities mandatorily measured at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	0	0	3
Closing balances		0
IAS 39 [member] | Mortgage and asset backed [member] | Debt securities measured at FVOCI [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance			1,674
IAS 39 [member] | Asset backed securities [member] | Securities mandatorily measured at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance			94
IAS 39 [member] | Business and government [member] | Loans mandatorily measured at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	0	0	103
Closing balances		0
IAS 39 [member] | Corporate debt [member] | Securities mandatorily measured at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	0	0
Closing balances		0
IAS 39 [member] | Corporate debt [member] | Debt securities measured at FVOCI [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	0	0	4
Closing balances		0
IAS 39 [member] | Government issued or guaranteed [member] | Debt securities measured at FVOCI [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	0	0
Closing balances		0
Reclassification upon adoption of IFRS 9 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	0	0	(698)
Closing balances		0
Opening balance	0	0	0
Closing balances		0
Reclassification upon adoption of IFRS 9 [member] | Deposits and other liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	0	0	0
Closing balances		0
Reclassification upon adoption of IFRS 9 [member] | Interest rate derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	0	0	0
Closing balances		0
Reclassification upon adoption of IFRS 9 [member] | Interest rate derivatives [member] | Derivative liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	0	0	0
Closing balances		0
Reclassification upon adoption of IFRS 9 [member] | Credit derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	0	0	0
Closing balances		0
Reclassification upon adoption of IFRS 9 [member] | Credit derivatives [member] | Derivative liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	0	0	0
Closing balances		0
Reclassification upon adoption of IFRS 9 [member] | Equity derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	0	0	0
Closing balances		0
Reclassification upon adoption of IFRS 9 [member] | Equity derivatives [member] | Derivative liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	0	0	0
Closing balances		0
Reclassification upon adoption of IFRS 9 [member] | Corporate equity [member] | Securities mandatorily measured at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	0	0	0
Closing balances		0
Reclassification upon adoption of IFRS 9 [member] | Corporate equity [member] | Equity securities measured at FVOCI [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	0	0	0
Closing balances		0
Reclassification upon adoption of IFRS 9 [member] | Mortgage and asset backed [member] | Securities mandatorily measured at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	0	0	707
Closing balances		0
Reclassification upon adoption of IFRS 9 [member] | Mortgage and asset backed [member] | Debt securities measured at FVOCI [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance			(1,674)
Reclassification upon adoption of IFRS 9 [member] | Asset backed securities [member] | Securities mandatorily measured at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance			(94)
Reclassification upon adoption of IFRS 9 [member] | Business and government [member] | Loans mandatorily measured at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	0	0	363
Closing balances		0
Reclassification upon adoption of IFRS 9 [member] | Corporate debt [member] | Securities mandatorily measured at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	0	0
Closing balances		0
Reclassification upon adoption of IFRS 9 [member] | Corporate debt [member] | Debt securities measured at FVOCI [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	0	0	0
Closing balances		0
Reclassification upon adoption of IFRS 9 [member] | Government issued or guaranteed [member] | Debt securities measured at FVOCI [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	0	0
Closing balances		0
IFRS9 [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	1,340	1,638	1,697
Realized	(1)	1	(11)
Unrealized	10	(6)	(27)
Net unrealized gains (losses)included in OCI	5	59	(39)
Transfer in to Level 3	0	0	24
Transfer out of Level 3	0	(2)	0
Purchase	472	314	499
Issues	192	21	13
Sales	(37)	(623)	(104)
Settelements	(261)	(62)	(146)
Closing balances	1,720	1,340	1,906
Opening balance	(782)	(791)	(614)
Realized	1	1	3
Unrealized	76	122	(50)
Net unrealized gains (losses)included in OCI	0	0	0
Transfer in to Level 3	(19)	(62)	(108)
Transfer out of Level 3	19	5	20
Purchase	0	0	0
Issues	(67)	(108)	(79)
Sales	0	0	0
Settelements	18	51	41
Closing balances	(754)	(782)	(787)
IFRS9 [member] | Deposits and other liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(423)	(431)	(369)
Realized	0	0	0
Unrealized	(6)	118	(16)
Net unrealized gains (losses)included in OCI	0	0	0
Transfer in to Level 3	(19)	(62)	(37)
Transfer out of Level 3	19	5	20
Purchase	0	0	0
Issues	(45)	(80)	(51)
Sales	0	0	0
Settelements	13	27	23
Closing balances	(461)	(423)	(430)
IFRS9 [member] | Interest rate derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	0	2	28
Realized	0	0	0
Unrealized	0	(2)	(3)
Net unrealized gains (losses)included in OCI	0	0	0
Transfer in to Level 3	0	0	0
Transfer out of Level 3	0	0	0
Purchase	0	0	0
Issues	0	0	0
Sales	0	0	0
Settelements	0	0	(8)
Closing balances	0	0	17
IFRS9 [member] | Interest rate derivatives [member] | Derivative liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(109)	(78)	(20)
Realized	0	0	0
Unrealized	102	(40)	(19)
Net unrealized gains (losses)included in OCI	0	0	0
Transfer in to Level 3	0	0	0
Transfer out of Level 3	0	0	0
Purchase	0	0	0
Issues	0	0	0
Sales	0	0	0
Settelements	(17)	9	(3)
Closing balances	(24)	(109)	(42)
IFRS9 [member] | Credit derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	115	114	130
Realized	(1)	(1)	(3)
Unrealized	(2)	2	(8)
Net unrealized gains (losses)included in OCI	0	0	0
Transfer in to Level 3	0	0	0
Transfer out of Level 3	0	0	0
Purchase	0	0	0
Issues	0	0	0
Sales	0	0	0
Settelements	0	0	0
Closing balances	112	115	119
IFRS9 [member] | Credit derivatives [member] | Derivative liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(131)	(130)	(148)
Realized	1	1	3
Unrealized	2	(2)	9
Net unrealized gains (losses)included in OCI	0	0	0
Transfer in to Level 3	0	0	0
Transfer out of Level 3	0	0	0
Purchase	0	0	0
Issues	0	0	0
Sales	0	0	0
Settelements	0	0	2
Closing balances	(128)	(131)	(134)
IFRS9 [member] | Equity derivatives [member] | Derivative Assets [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	107	28	38
Realized	0	0	0
Unrealized	14	(5)	(10)
Net unrealized gains (losses)included in OCI	0	0	0
Transfer in to Level 3	0	0	12
Transfer out of Level 3	0	0	0
Purchase	0	85	0
Issues	146	0	0
Sales	0	0	0
Settelements	(3)	(1)	(6)
Closing balances	264	107	34
IFRS9 [member] | Equity derivatives [member] | Derivative liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	(119)	(152)	(77)
Realized	0	0	0
Unrealized	(22)	46	(24)
Net unrealized gains (losses)included in OCI	0	0	0
Transfer in to Level 3	0	0	(71)
Transfer out of Level 3	0	0	0
Purchase	0	0	0
Issues	(22)	(28)	(28)
Sales	0	0	0
Settelements	22	15	19
Closing balances	(141)	(119)	(181)
IFRS9 [member] | Corporate equity [member] | Securities mandatorily measured at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	6	9	32
Realized	0	2	0
Unrealized	1	(2)	0
Net unrealized gains (losses)included in OCI	0	0	0
Transfer in to Level 3	0	0	0
Transfer out of Level 3	0	0	0
Purchase	0	0	0
Issues	0	0	0
Sales	0	(3)	0
Settelements	0	0	(32)
Closing balances	7	6	0
IFRS9 [member] | Corporate equity [member] | Equity securities measured at FVOCI [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	285	272	289
Realized	0	0	(3)
Unrealized	0	0	(1)
Net unrealized gains (losses)included in OCI	5	14	(4)
Transfer in to Level 3	0	0	0
Transfer out of Level 3	0	0	0
Purchase	12	89	7
Issues	0	0	0
Sales	(21)	(90)	(3)
Settelements	0	0	0
Closing balances	281	285	285
IFRS9 [member] | Mortgage and asset backed [member] | Securities mandatorily measured at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	319	349	710
Realized	0	0	0
Unrealized	0	0	(1)
Net unrealized gains (losses)included in OCI	0	0	0
Transfer in to Level 3	0	0	12
Transfer out of Level 3	0	0	0
Purchase	0	20	61
Issues	0	0	0
Sales	0	0	0
Settelements	(80)	(50)	(94)
Closing balances	239	319	688
IFRS9 [member] | Mortgage and asset backed [member] | Debt securities measured at FVOCI [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance			0
Realized			0
Unrealized			0
Net unrealized gains (losses)included in OCI			0
Transfer in to Level 3			0
Transfer out of Level 3			0
Purchase			0
Issues			0
Sales			0
Settelements			0
Closing balances			0
IFRS9 [member] | Asset backed securities [member] | Securities mandatorily measured at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance			0
Realized			0
Unrealized			0
Net unrealized gains (losses)included in OCI			0
Transfer in to Level 3			0
Transfer out of Level 3			0
Purchase			0
Issues			0
Sales			0
Settelements			0
Closing balances			0
IFRS9 [member] | Business and government [member] | Loans mandatorily measured at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	482	399	466
Realized	0	0	0
Unrealized	(1)	0	(5)
Net unrealized gains (losses)included in OCI	0	6	(35)
Transfer in to Level 3	0	0	0
Transfer out of Level 3	0	(2)	0
Purchase	460	120	405
Issues	46	21	13
Sales	(16)	(51)	(101)
Settelements	(178)	(11)	(6)
Closing balances	793	482	737
IFRS9 [member] | Corporate debt [member] | Securities mandatorily measured at FVTPL [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	26	25
Realized	0	0
Unrealized	(2)	1
Net unrealized gains (losses)included in OCI	0	0
Transfer in to Level 3	0	0
Transfer out of Level 3	0	0
Purchase	0	0
Issues	0	0
Sales	0	0
Settelements	0	0
Closing balances	24	26
IFRS9 [member] | Corporate debt [member] | Debt securities measured at FVOCI [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	0	0	4
Realized	0	0	(5)
Unrealized	0	0	1
Net unrealized gains (losses)included in OCI	0	0	0
Transfer in to Level 3	0	0	0
Transfer out of Level 3	0	0	0
Purchase	0	0	26
Issues	0	0	0
Sales	0	0	0
Settelements	0	0	0
Closing balances	0	0	$ 26
IFRS9 [member] | Government issued or guaranteed [member] | Debt securities measured at FVOCI [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Opening balance	0	440
Realized	0	0
Unrealized	0	0
Net unrealized gains (losses)included in OCI	0	39
Transfer in to Level 3	0	0
Transfer out of Level 3	0	0
Purchase	0	0
Issues	0	0
Sales	0	(479)
Settelements	0	0
Closing balances	$ 0	$ 0